Concentrations and Risks	12 Months Ended
Dec. 31, 2018
Concentrations and Risks
Concentrations and Risks

3.Concentrations and Risks

(a)Bandwidth and server custody service provider

The Group relied on telecommunications service providers and their affiliates for bandwidth and server custody service to support its operations during fiscal years 2016, 2017 and 2018 as follows:

	For the year ended December 31,
	2016	2017	2018
Total number of telecommunications service providers	14	23	49
Number of service providers provided by 10% or more of the Group’s bandwidth and server custody expenditure	3	3	3
Total % of the Group’s bandwidth and server custody expenditure provided by 10% or greater service providers	79.5%	67.8%	57.8%

(b)Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, restricted cash, accounts receivable and short-term investments. As of December 31, 2017 and 2018, substantially all of the Group's cash equivalents, time deposits and restricted cash were held in major financial institutions located in the PRC or Hong Kong, which management consider being of high credit quality. Accounts receivable are typically unsecured and are generally derived from revenue earned from mobile games services (mainly related to remittances from distribution channels) and advertising services. One distribution channel had a receivable balance exceeding 10% of the total accounts receivable balance for the year ended December 31, 2017 and 2018, as follows:

	December 31,	December 31,
	2017	2018
Distribution channel A	34.6%	22.2%
Allowance for doubtful accounts	Not applicable	Not applicable

Short-term investments consist of financial products issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets, which have a maturity date within one year as of the purchase date.  The effective yields of the short-term investments range from 1.90% to 5.50% per annum. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

(c)Major Customers

No single customer represented 10% or more of the Group’s total net revenues for the years ended December 31, 2016, 2017 and 2018.

(d)Online Games

The Group derived 46.3%,  44.3% and 30.2% of its total net revenues from its top 5 online games for the years ended December 31, 2016, 2017 and 2018, respectively.

Additionally, 61.9%,  70.8%  and 71.0% of the Group’s total net game revenues were generated from mobile games for the years ended December 31, 2016, 2017 and 2018, respectively.